Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Securities owned, cost (in dollars)	$ 87,212,372	$ 116,001,074
Class A
Securities owned, cost (in dollars)	$ 5,048,054	$ 5,969,758
General Partner, units outstanding	307.34	307.34
Limited Partners, units outstanding	8,520.61	9,757.99
Class B
Securities owned, cost (in dollars)	$ 52,279,208	$ 65,571,910
Limited Partners, units outstanding	111,286.78	133,628.66
Legacy 1 Class
Securities owned, cost (in dollars)	$ 679,305	$ 1,039,644
General Partner, units outstanding	574.13	1,025.00
Limited Partners, units outstanding	942.38	1,262.14
Legacy 2 Class
Securities owned, cost (in dollars)	$ 247,329	$ 347,456
General Partner, units outstanding	263.13	263.13
Limited Partners, units outstanding	300.83	515.52
Global 1 Class
Securities owned, cost (in dollars)	$ 17,856,749	$ 10,596,334
General Partner, units outstanding	924.77	1,372.89
Limited Partners, units outstanding	39,439.76	22,503.69
Global 2 Class
Securities owned, cost (in dollars)	$ 1,083,801	$ 2,102,059
General Partner, units outstanding	231.81	1,329.58
Limited Partners, units outstanding	2,264.59	3,493.52
Global 3 Class
Securities owned, cost (in dollars)	$ 10,017,926	$ 30,373,913
Limited Partners, units outstanding	26,405.78	78,419.57